STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS
Revenue from collaboration and license agreements.		$ 10,000
Costs and expenses:
Research and development expense	$ 14,259,756	20,071,656
General and administrative expense	18,249,318	$ 19,213,637
Restructuring and asset impairment charges	$ 7,530,304
Restructuring Charges, Statement of Income or Comprehensive Income [Extensible Enumeration]	Restructuring and asset impairment charges	Restructuring and asset impairment charges
Total costs and expenses	$ 40,039,378	$ 39,285,293
Loss from operations	(40,039,378)	(39,275,293)
Gain on sale of asset	1,224,945
Interest income	935,275	2,375,873
Total other income	2,160,220	2,375,873
Net loss and comprehensive loss	$ (37,879,158)	$ (36,899,420)
Basic net loss per common share (in dollars per share)	$ (0.59)	$ (0.58)
Diluted net loss per common share (in dollars per share)	$ (0.59)	$ (0.58)
Basic weighted-average number of common shares outstanding (in shares)	64,477,249	63,342,465
Diluted weighted-average number of common shares outstanding (in shares)	64,477,249	63,342,465